Note I - Income Taxes (Details) - Deferred Tax Assets Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets Liabilities [Abstract]
Allowance for loan losses	$ 2,139	$ 2,394
Deferred compensation	1,847	1,709
Deferred loan fees/costs	290	322
Depreciation	15
Other real estate owned	403	554
Other	205	199
Mortgage servicing rights	(185)	(156)
FHLB stock dividends	(1,081)	(1,081)
Unrealized gain on securities available for sale	(128)	(828)
Depreciation		(146)
Prepaid expenses	(5)	(73)
Intangibles	(412)	(363)
Other	(1)
Net deferred tax asset	$ 3,087	$ 2,531